WARRANTS (Tables)	12 Months Ended
Sep. 30, 2013
Warrants Tables
Warrants outstanding to purchase shares of Common Stock

No. of Warrant Issued	Issue Date	Exercise Price	Share Price on Grant Date	Expiry Date	Remaining Contractual Life (Years)
		$	$

400,000	8/3/2011	0.075	0.04	6/30/2014	1.75
250,000	9/13/2011	0.075	0.05	6/30/2014	1.75

7,390,150	Balance As at September 30, 2011

150,000	1/9/2012	0.075	0.05	6/30/2014	1.75

Total		Weighted Average Exercise Price			Weighted Average Contractual Life (Years)
		0.06			2.037
7,540,150	Balance As at September 30, 2012 and 2013